Fair Value, Assets and Liabilities, Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Trading debt securities	$ 86,155	$ 88,265
Available-for-sale debt securities	113,594	177,244
Gross derivative asset	73,207	45,876
Marketable equity securities	28,383	39,098
Equity securities	64,414	72,886
Liabilities:
Total derivative liabilities (gross)	(74,813)	(41,238)
Interest rate contracts [Member]
Assets:
Gross derivative asset	37,911	20,287
Liabilities:
Total derivative liabilities (gross)	(38,636)	(16,874)
Commodity contracts [Member]
Assets:
Gross derivative asset	5,709	5,597
Liabilities:
Total derivative liabilities (gross)	(3,144)	(2,296)
Equity contracts [Member]
Assets:
Gross derivative asset	8,011	13,625
Liabilities:
Total derivative liabilities (gross)	(6,884)	(15,816)
Foreign exchange contracts [Member]
Assets:
Gross derivative asset	21,537	6,335
Liabilities:
Total derivative liabilities (gross)	(26,127)	(6,221)
Credit contracts [Member]
Assets:
Gross derivative asset	39	32
Liabilities:
Total derivative liabilities (gross)	(22)	(31)
Securities of U.S. Treasury and federal agencies [Member]
Assets:
Available-for-sale debt securities	45,285	39,661
Collateralized loan obligations [Member]
Assets:
Available-for-sale debt securities	3,981	5,708
Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	162	71
Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	10,445	16,917
Federal agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	48,137	105,886
Non-agency mortgage-backed securities [Member]
Assets:
Available-for-sale debt securities	3,284	4,532
Other debt securities [Member]
Assets:
Available-for-sale debt securities	2,300	4,469
Fair value, recurring [Member]
Assets:
Loans held for sale	4,220	15,895
Gross derivative asset	78,938	52,908
Total assets prior to derivative netting	320,600	380,249
Fair value assets, Derivative netting	(56,164)	(31,430)
Total assets after derivative netting	264,436	348,819
Liabilities:
Total derivative liabilities (gross)	(81,912)	(45,956)
Short-sale and other trading liabilities	(20,304)	(20,685)
Long-term debt	(1,346)	0
Total liabilities prior to derivative netting	(103,562)	(66,641)
Fair value liabilities, Derivative netting	61,827	36,532
Total liabilities after derivative netting	(41,735)	(30,109)
Fair value, recurring [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	9,310	6,920
Fair value, recurring [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	41,086	22,538
Liabilities:
Total derivative liabilities (gross)	(43,473)	(17,803)
Fair value, recurring [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	6,000	5,965
Liabilities:
Total derivative liabilities (gross)	(3,445)	(2,417)
Fair value, recurring [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	9,573	17,771
Liabilities:
Total derivative liabilities (gross)	(8,272)	(19,021)
Fair value, recurring [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	22,213	6,588
Liabilities:
Total derivative liabilities (gross)	(26,686)	(6,672)
Fair value, recurring [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	66	46
Liabilities:
Total derivative liabilities (gross)	(36)	(43)
Fair value, recurring [Member] | Debt securities [Member]
Assets:
Trading debt securities	86,155	88,265
Available-for-sale debt securities	113,594	177,244
Fair value, recurring [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	33,374	29,856
Available-for-sale debt securities	45,285	39,661
Fair value, recurring [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	690	866
Available-for-sale debt securities	3,981	5,708
Fair value, recurring [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	10,367	10,005
Fair value, recurring [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	162	71
Fair value, recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	10,445	16,917
Fair value, recurring [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	34,447	40,350
Available-for-sale debt securities	48,137	105,886
Fair value, recurring [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,255	1,542
Available-for-sale debt securities	3,284	4,532
Fair value, recurring [Member] | Other debt securities [Member]
Assets:
Trading debt securities	6,022	5,646
Available-for-sale debt securities	2,300	4,469
Fair value, recurring [Member] | Equity securities [Member]
Assets:
Equity securities	28,383	39,017
Fair value, recurring [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	18,616	30,054
Fair value, recurring [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	9,767	8,963
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Loans held for sale	0	0
Gross derivative asset	401	6,462
Total assets prior to derivative netting	93,057	103,698
Liabilities:
Total derivative liabilities (gross)	(340)	(5,856)
Short-sale and other trading liabilities	(14,791)	(15,436)
Long-term debt	0	0
Total liabilities prior to derivative netting	(15,131)	(21,292)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	262	52
Liabilities:
Total derivative liabilities (gross)	(193)	(28)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	112	6,402
Liabilities:
Total derivative liabilities (gross)	(118)	(5,820)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	27	8
Liabilities:
Total derivative liabilities (gross)	(29)	(8)
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	0	0
Liabilities:
Total derivative liabilities (gross)	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Assets:
Trading debt securities	28,844	27,607
Available-for-sale debt securities	45,285	39,661
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	28,844	27,607
Available-for-sale debt securities	45,285	39,661
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Assets:
Equity securities	18,527	29,968
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	18,527	29,968
Fair value, recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member]
Assets:
Loans held for sale	3,427	14,862
Gross derivative asset	77,639	44,153
Total assets prior to derivative netting	216,061	256,968
Liabilities:
Total derivative liabilities (gross)	(76,859)	(37,510)
Short-sale and other trading liabilities	(5,513)	(5,249)
Long-term debt	(1,346)	0
Total liabilities prior to derivative netting	(83,718)	(42,759)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	40,503	22,296
Liabilities:
Total derivative liabilities (gross)	(40,377)	(17,712)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	5,866	5,902
Liabilities:
Total derivative liabilities (gross)	(3,325)	(2,351)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	9,051	9,350
Liabilities:
Total derivative liabilities (gross)	(6,502)	(10,753)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	22,175	6,573
Liabilities:
Total derivative liabilities (gross)	(26,622)	(6,654)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	44	32
Liabilities:
Total derivative liabilities (gross)	(33)	(40)
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Debt securities [Member]
Assets:
Trading debt securities	57,126	60,417
Available-for-sale debt securities	68,033	137,397
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	4,530	2,249
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	540	655
Available-for-sale debt securities	3,981	5,708
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	10,344	9,987
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	162	71
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	10,332	16,832
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	34,447	40,350
Available-for-sale debt securities	48,137	105,886
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	1,243	1,531
Available-for-sale debt securities	3,284	4,522
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	6,022	5,645
Available-for-sale debt securities	2,137	4,378
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Equity securities [Member]
Assets:
Equity securities	9,836	139
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	86	82
Fair value, recurring [Member] | Fair value, inputs, level 2 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	9,750	57
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member]
Assets:
Loans held for sale	793	1,033
Gross derivative asset	898	2,293
Total assets prior to derivative netting	11,482	19,583
Liabilities:
Total derivative liabilities (gross)	(4,713)	(2,590)
Short-sale and other trading liabilities	0	0
Long-term debt	0	0
Total liabilities prior to derivative netting	(4,713)	(2,590)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Mortgage servicing rights	9,310	6,920
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Interest rate contracts [Member]
Assets:
Gross derivative asset	321	190
Liabilities:
Total derivative liabilities (gross)	(2,903)	(63)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Commodity contracts [Member]
Assets:
Gross derivative asset	134	63
Liabilities:
Total derivative liabilities (gross)	(120)	(66)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity contracts [Member]
Assets:
Gross derivative asset	410	2,019
Liabilities:
Total derivative liabilities (gross)	(1,652)	(2,448)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Gross derivative asset	11	7
Liabilities:
Total derivative liabilities (gross)	(35)	(10)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Credit contracts [Member]
Assets:
Gross derivative asset	22	14
Liabilities:
Total derivative liabilities (gross)	(3)	(3)
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Debt securities [Member]
Assets:
Trading debt securities	185	241
Available-for-sale debt securities	276	186
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Collateralized loan obligations [Member]
Assets:
Trading debt securities	150	211
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Corporate debt securities [Member]
Assets:
Trading debt securities	23	18
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-U.S. government securities [Member]
Assets:
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Available-for-sale debt securities	113	85
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Federal agency mortgage-backed securities [Member]
Assets:
Trading debt securities	0	0
Available-for-sale debt securities	0	0
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Non-agency mortgage-backed securities [Member]
Assets:
Trading debt securities	12	11
Available-for-sale debt securities	0	10
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Other debt securities [Member]
Assets:
Trading debt securities	0	1
Available-for-sale debt securities	163	91
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Equity securities [Member]
Assets:
Equity securities	20	8,910
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Marketable equity securities [Member]
Assets:
Marketable equity securities	3	4
Fair value, recurring [Member] | Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities	$ 17	8,906
Fair value, recurring [Member] | Fair value measured at net asset value per share [Member] | Nonmarketable equity securities [Member]
Assets:
Nonmarketable equity securities		$ 81